Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Common Stock Class A		Common Stock Class B		Additional Paid-in Capital	Statutory Reserve	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Jun. 30, 2021		$ 799,499	[1]	$ 612,720	[1]	$ 14,600,143	$ 538,750	$ (9,364,684)	$ 266,856	$ 7,413,293
Balance (in Shares) at Jun. 30, 2021	[1]	4,996,874		3,829,500
Employee common share options						54,171				54,171
Net income (loss) for the year								2,569,810		2,569,810
Appropriation to statutory reserve							85,347	(85,347)
Effect of termination of the VIE						(155,101)		(205,249)		(360,350)
Foreign currency translation adjustment									817,991	817,991
Balance at Jun. 30, 2022		$ 799,499	[1]	$ 612,720	[1]	14,499,213	624,097	(7,085,470)	1,044,856	10,494,915
Balance (in Shares) at Jun. 30, 2022	[1]	4,996,874		3,829,500
Employee common share options						102,783				102,783
Issuance of new shares		$ 240,000	[1]			4,193,552				4,433,552
Issuance of new shares (in Shares)		1,500,000	[1]
Net income (loss) for the year								1,751,170		1,751,170
Foreign currency translation adjustment									(1,238,224)	(1,238,224)
Balance at Jun. 30, 2023		$ 1,039,499	[1]	$ 612,720	[1]	18,795,548	624,097	(5,334,300)	(193,368)	15,544,196
Balance (in Shares) at Jun. 30, 2023	[1]	6,496,874		3,829,500
Issuance of new shares		$ 107,998	[1]			1,161,408				1,269,406
Issuance of new shares (in Shares)		674,984	[1]
Net income (loss) for the year								(2,272,297)		(2,272,297)
Foreign currency translation adjustment									839,409	839,409
Balance at Jun. 30, 2024		$ 1,147,497	[1]	$ 612,720	[1]	$ 19,956,956	$ 624,097	$ (7,606,597)	$ 646,041	$ 15,380,714
Balance (in Shares) at Jun. 30, 2024	[1]	7,171,858		3,829,500

[1]	Retrospectively restated for effect of 1-for-4 reverse split on November 2020 and 1-for-2 reverse split on August 8, 2022 of the ordinary shares, see Note 16.